Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Detail) - Restricted Stock Units (Market Condition) [Member] - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
August 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)		3.00%
Expected volatility		30.10%
Risk free interest rate		1.50%
Expected life in years		3 years 3 months 19 days
JHX stock price at grant date (A$ per share))		$ 17.91
Number of restricted stock units (in shares)		932,393
September 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	3.00%
Expected volatility	26.80%
Risk free interest rate	2.70%
Expected life in years	2 years 10 months 25 days
JHX stock price at grant date (A$ per share))	$ 20.87
Number of restricted stock units (in shares)	49,381
August 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	3.00%
Expected volatility	28.10%
Risk free interest rate	2.70%
Expected life in years	3 years
JHX stock price at grant date (A$ per share))	$ 22
Number of restricted stock units (in shares)	663,738